                                             Supplement to Prospectuses Dated May 1, 2006
                                                  Supplement dated November 20, 2006

Supplement dated November 20, 2006 to the May 1, 2006 Prospectuses for the following  annuity  products:  American Skandia Advisor Plan
III,  American Skandia APEX(R)II, American Skandia XTra Credit Six,  American  Skandia  LifeVest(R)II, Advisors Choice(R)(2000),  Optimum,
Optimum Four and Optimum Plus, as previously supplemented (the "Prospectuses").

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update  certain  information  in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please contact American Skandia at 1-800-752-6342.

We are  issuing  this  supplement  to each  Prospectus  in order to describe  the latest  date an annuity  owner can choose for annuity payments to commence,  and to clarify who receives  annuity  payments.  To reflect these changes,  the following  revisions are made to each Prospectus:

In the "Glossary of Terms" section of each Prospectus, the following replaces the definitions for Annuitization and Annuity Date:

ANNUITIZATION

The application of Account Value (or Protected  Income Value for the Guaranteed  Minimum Income  Benefit,  if applicable) to one of the available  annuity  options for the Owner to begin  receiving  periodic  payments for life (or joint lives),  for a guaranteed  minimum number of payments or for life with a guaranteed minimum number of payments.

ANNUITY DATE

The date you choose for annuity payments to commence.  Unless we agree  otherwise,  for Annuities issued on or after November 20, 2006, subject  to state  approval,  the  Annuity  Date must be no later  than the first day of the  calendar  month  coinciding  with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday,  whichever occurs first, and (b) the fifth  anniversary of the Issue Date.

In the  section  of each  Prospectus  entitled  "Purchasing  Your  Annuity",  "What  are Our  Requirements  for  Purchasing  One of the
Annuities?",  under the heading "Owner, Annuitant and Beneficiary Designations",  the first sentence of the second bullet is revised to read as follows:

o        "Annuitant:  The Annuitant is the person upon whose life we continue to make annuity payments."

In the  section of each  Prospectus  entitled  "Access  To Account  Value",  under the  heading  "What  Types of  Annuity  Options  are
Available?", the following is added to the second paragraph:

"Unless we agree  otherwise,  for Annuities issued on or after November 20, 2006,  subject to state approval,  the Annuity Date must be no later  than the  first day of the  calendar  month  coinciding  with or next  following  the later of:  (a) the  oldest  Owner's  or
Annuitant's 95th birthday,  whichever occurs first, and (b) the fifth anniversary of the Issue Date.  Certain states may have different requirements based on applicable laws.  Please refer to your Annuity contract."

In the section of each Prospectus  entitled "Access To Account Value",  under the heading "How and When Do I Choose the Annuity Payment
Option?", the following is added after the second bullet:

"For Annuities issued on or after November 20, 2006:

o        Unless we agree  otherwise,  the Annuity Date you choose must be no later than the first day of the calendar month  coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's  95th  birthday,  whichever  occurs first,  and (b)
         the fifth  anniversary of the Issue Date.  Certain states may have different  requirements  based on applicable  laws.  Please refer to your Annuity contract.

o        If you do not provide us with your Annuity Date,  the maximum date as described  above will be the default date;  and,  unless you instruct us  otherwise,  we will pay you the annuity  payments and the annuity  payments,  where  allowed by law,  will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.